Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION
BACKGROUND.
GE HealthCare Technologies Inc. (“GE HealthCare,” the “Company,” “our,” or “we”) is a leading global medical technology, pharmaceutical diagnostics, and digital solutions innovator. We operate at the center of the healthcare ecosystem, enabling precision care by increasing health system capacity, enhancing productivity, digitizing healthcare delivery, and improving clinical outcomes while serving patients’ demand for greater efficiency, access, and personalized medicine. Our products, services, and solutions enable clinicians to make more informed decisions quickly and efficiently, improving patient care from diagnosis to therapy to monitoring.
On January 3, 2023 (the “Distribution Date”), the General Electric Company (“GE” or “Parent”) completed the previously announced spin-off
of GE HealthCare Technologies Inc. (the
“Spin-Off”).
The
Spin-Off
was completed through a distribution of approximately 80.1% of the Company’s outstanding common stock to holders of record of GE’s common stock as of the close of business on December 16, 2022 (the “Distribution”), which resulted in the issuance of approximately 454 million shares of common stock. Prior to the Distribution, the Company issued 100 shares of common stock in exchange for $1.00, all of which were held by GE as of December 31, 2022. As a result of the Distribution, the Company became an independent public company. Our common stock is listed under the symbol “GEHC” on the Nasdaq Stock Market LLC (“Nasdaq”).
During the first quarter of 2023, certain
Spin-Off-related
adjustments were recorded to reflect transfers from GE, the draw-down of the Term Loan Facility and settlement of
Spin-Off
transactions with GE, which resulted in the net reduction in Total equity of $2,834 million. These items substantially consisted of: (a) the transfer of certain pension plan liabilities and assets as described in Note 9, “Postretirement Benefit Plans,” (b) the transfer of certain deferred income taxes as described in Note 10, “Income Taxes,” (c) deferred compensation liabilities of $548 million, and (d) employee termination obligations as described in Note 14, “Restructuring and Other Activities”.
In connection with the
Spin-Off,
the Company entered into or adopted several agreements that provide a framework for the relationship between the Company and GE. See Note 18, “Related Parties” for more information on these agreements.
Unless the context otherwise requires, references to “GE HealthCare,” “we,” “us,” “our,” and the “Company” refer to (i) GE’s healthcare business prior to the
Spin-Off
as a
carve-out
business of GE with related condensed combined financial statements and (ii) GE HealthCare Technologies Inc. and its subsidiaries following the
Spin-Off
with related condensed consolidated financial statements.
BASIS OF PRESENTATION.
The condensed consolidated and combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and present the historical results of operations, comprehensive income, and cash flows for the three months ended March 31, 2023 and 2022 and the financial position as of March 31, 2023 and December 31, 2022. It is management’s opinion that these financial statements include all normal and recurring adjustments necessary for a fair presentation of the Company’s financial position and operating results. The following tables are presented in millions of U.S dollars unless otherwise stated.
All intercompany balances and transactions within the Company have been eliminated in the condensed consolidated and combined financial statements. These financial statements include certain transactions with GE, which are disclosed as related party transactions. See Note 18, “Related Parties” for further information.
Prior to the
Spin-Off,
the condensed combined financial statements were derived from the consolidated financial statements and accounting records of GE including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by GE. The condensed combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, stand-alone entity during the periods presented.
The condensed consolidated and combined financial statements should be read in conjunction with the Company’s audited combined financial statements and notes included in our Annual Report on Form
10-K
for the year ended December 31, 2022.
ESTIMATES AND ASSUMPTIONS.
The preparation of the condensed consolidated and combined financial statements in conformity with U.S. GAAP requires management to make estimates based on assumptions about current, and for some estimates, future, economic and market conditions, which affect the reported amounts and related disclosures in the condensed consolidated and combined financial statements. We base our estimates and judgments on historical experience and on various other assumptions and information that we believe to be reasonable under the circumstances. Although our estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from our expectations, which could materially affect our results of operations, financial position, and cash flows.
While there has not been a material impact to our accounting estimates as of March 31, 2023 and December 31, 2022 and the results for the three months ended March 31, 2023 and 2022, a number of estimates could be affected by the ongoing
COVID-19
pandemic. The severity, magnitude, and duration, as well as the economic consequences of the
COVID-19
pandemic, are uncertain and difficult to predict. As a result, our accounting estimates and assumptions may change over time in response to
COVID-19.
Such changes could result in future impairments of goodwill, intangible assets, long-lived assets, and investment securities, incremental credit losses on receivables, a decrease in the realizability of our tax assets, or an increase in our related obligations as of the time of a relevant measurement event.
ACCOUNTING CHANGES.
Accounting Standards Codification (“ASC”) Topic 740, Income Taxes, provides that interest and penalties related to unrecognized income tax benefits may either be classified as income tax expense or interest expense in the condensed consolidated statements of operations. In the first quarter of 2023, the Company changed its accounting policy for presentation of interest expense on uncertain tax positions. The interest was previously presented within “Interest and other financial charges — net” and has changed to being presented within “Benefit (provision) for income taxes.” The Company believes this presentation is preferable because the cost is related to income tax matters and this presentation enhances comparability with our peers. The effects of the change in accounting have been prospectively applied to periods beginning in the first quarter of 2023 and were not material to any previously reported periods prior to March 31, 2023.
Recent Accounting Pronouncements reflected in the Condensed Consolidated and Combined Financial Statements
In September 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2022-04,
Liabilities — Supplier Finance Programs (Subtopic
405-50)
. The ASU requires companies to disclose information about supplier finance programs, including key terms of the program, outstanding confirmed amounts as of the end of the period, a rollforward of such amounts during each annual period, and a description of where the amounts are presented. The new standard does not affect the recognition, measurement, or financial statement presentation of supplier finance obligations. The ASU is effective for fiscal years beginning after December 15, 2022, including interim periods, except for rollforward information, which is effective for fiscal years beginning after December 15, 2023. The Company adopted this guidance on January 1, 2023. See Note 17, “Supplemental Financial Information” for further information.
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
. The ASU requires companies to apply the definition of a performance obligation under ASC 606
Revenue from Contracts with Customers
to recognize and measure contract assets and contract liabilities relating to contracts with customers acquired in a business combination. Prior to the adoption of this ASU, an acquirer generally recognized assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. The ASU results in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC 606. The ASU is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company adopted this guidance on January 1, 2023 using a prospective method, and the adoption did not have a material impact on the condensed consolidated financial statements.

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION.
GE HealthCare Technologies Inc. (“GE HealthCare,” the “Company,” “our,” or “we”) is a
carve-out
business of General Electric Company (“GE” or “Parent”). We are organized into four business segments that are aligned with the industries we serve: Imaging, Ultrasound, Patient Care Solutions (“PCS”), and Pharmaceutical Diagnostics (“PDx”).
GE HealthCare Holding LLC was formed as a Delaware limited liability corporation on May 16, 2022 for the purpose of receiving, pursuant to a reorganization, all of the assets of GE HealthCare. On December 29, 2022, GE HealthCare Holding LLC converted into a Delaware corporation pursuant to a statutory conversion and was renamed GE HealthCare Technologies Inc. On January 3, 2023 (the “Distribution Date”), GE completed the previously announced spin-off
of GE HealthCare Technologies Inc. (the
“Spin-Off,”
or the “Separation”). The Separation was completed through a distribution of approximately 80.1% of the Company’s outstanding common stock to holders of record of GE’s common stock as of the close of business on December 16, 2022 (the “Distribution”), which resulted in the issuance of approximately 454 million shares of common stock. Prior to the Distribution, the Company issued 100 shares of common stock in exchange for $1.00, all of which were held by GE as of December 31, 2022. As a result of the Distribution, the Company became an independent public company. Our common stock is listed under the symbol “GEHC” on the Nasdaq Stock Market LLC.
Unless the context otherwise requires, references to “GE HealthCare,” “we,” “us,” “our,” and the “Company” refer to (i) GE’s healthcare business prior to the Separation and (ii) GE HealthCare Technologies Inc. and its subsidiaries following the Separation.
In February 2019, we announced an agreement to sell our BioPharma business to Danaher Corporation. This sale was completed on March 31, 2020. The historical results of the BioPharma business have been reflected as discontinued operations in the combined financial statements through the date of the sale. See Note 18, “Discontinued Operations” for further information.
BASIS OF PRESENTATION.
The combined financial statements have been derived from the consolidated financial statements and accounting records of GE including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by GE. These combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, stand-alone entity during the periods presented.
The combined financial statements have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”) and present the historical results of operations, comprehensive income, and cash flows for the years ended December 31, 2022, 2021, and 2020 and the financial position as of December 31, 2022 and 2021. The following tables are presented in millions of U.S dollars (“USD”) unless otherwise stated.
All intercompany balances and transactions within the Company have been eliminated in the combined financial statements. As described in Note 17, “Related Parties,” certain transactions between the Company and GE have been included in these combined financial statements.
The Combined Statements of Financial Position reflects all of the assets and liabilities of GE that are specifically identifiable as being directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents GE’s historical investment in the Company and includes accumulated net income attributable to the Company and the net effect of transactions with GE and its subsidiaries. Certain financing transactions with GE are non-cash
in nature and therefore have not been reflected in the Combined Statements of Cash Flows.

GE uses a centralized approach to cash management and financing of its operations. These GE arrangements may not be reflective of the way the Company would have financed its operations had it been a separate, stand-alone entity during the periods presented. The GE centralized cash management arrangements are excluded from the asset and liability balances in the Combined Statements of Financial Position. These amounts have instead been included in Net parent investment as a component of equity. In connection with the Separation, in November 2022, the Company issued $8,250 million of senior unsecured notes and transferred approximately $4,221 million of cash to GE on November 22, 2022. Other than the notes issued by the Company, GE’s third-party debt and related interest expense have not been attributed to the Company because the Company is not the legal obligor of the debt and the borrowings are not specifically identifiable to the Company. See Note 9, “Borrowings” for further information.
The Combined Statements of Income include expense allocations for certain corporate, infrastructure, and shared services expenses provided by GE on a centralized basis (“GE Corporate Costs”), including, but not limited to, finance, supply chain, human resources, information technology, insurance, employee benefits, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount, revenue, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by GE HealthCare during the periods presented. However, the GE Corporate Costs allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity, nor are they indicative of the Company’s future expenses. See Note 17, “Related Parties” for further information.